Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 53.4%
International Equity Funds - 24.2%
iShares Core MSCI EAFE ETF	2,424	$ 150,409
iShares Core MSCI Emerging Markets ETF	755	37,041
iShares Global REIT ETF	1,464	38,386

		225,836

U.S. Equity Fund - 26.2%
iShares Core S&P 500 ETF	592	245,142

U.S. Fixed Income Funds - 3.0%
iShares 0-5 Year TIPS Bond ETF (A)	181	18,616
iShares Core U.S. Aggregate Bond ETF	90	9,366

		27,982

Total Exchange-Traded Funds (Cost $561,000)		498,960

INVESTMENT COMPANIES - 46.5%
International Equity Funds - 14.1%
Transamerica Emerging Markets Opportunities (B)	3,504	27,685
Transamerica International Focus (B)	6,721	52,155
Transamerica International Stock (B)	5,380	51,865

		131,705

U.S. Equity Funds - 29.4%
Transamerica Large Cap Value (B)	6,361	82,500
Transamerica Large Growth (B)	8,337	81,367

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Growth (B)	4,270	$ 31,857
Transamerica Mid Cap Value Opportunities (B)	2,606	30,824
Transamerica Small Cap Growth (B)	3,634	23,986
Transamerica Small Cap Value (B)	3,468	24,036

		274,570

U.S. Fixed Income Funds - 3.0%
Transamerica Bond (B)	2,158	18,280
Transamerica High Yield Bond (B)	1,155	9,472

		27,752

Total Investment Companies (Cost $487,787)		434,027

OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (C)	19,005	19,005

Total Other Investment Company (Cost $19,005)		19,005

Total Investments (Cost $1,067,792)		951,992
Net Other Assets (Liabilities) - (1.9)%		(17,829)

Net Assets - 100.0%		$ 934,163

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$498,960	$—	$—	$498,960
Investment Companies	434,027	—	—	434,027
Other Investment Company	19,005	—	—	19,005

Total Investments	$951,992	$—	$—	$951,992

Transamerica Funds	Page 1

Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $18,616, collateralized by cash collateral of $19,005. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2022	Shares as of July 31, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$—	$34,104	$(13,455)	$(1,383)	$(986)	$18,280	2,158	$368	$105
Transamerica Emerging Markets Opportunities	—	59,867	(21,921)	(7,307)	(2,954)	27,685	3,504	2,201	794
Transamerica High Yield Bond	—	14,941	(4,363)	(359)	(747)	9,472	1,155	315	—
Transamerica International Focus	—	100,899	(35,446)	(7,404)	(5,894)	52,155	6,721	1,663	1,655
Transamerica International Stock	—	102,254	(41,271)	(5,457)	(3,661)	51,865	5,380	1,760	2,938
Transamerica Large Cap Value	—	149,418	(60,100)	(3,536)	(3,282)	82,500	6,361	2,227	—
Transamerica Large Growth	—	190,973	(53,577)	(46,201)	(9,828)	81,367	8,337	1,478	15,959
Transamerica Mid Cap Growth	—	58,914	(8,150)	(7,288)	(11,619)	31,857	4,270	3,527	6,633
Transamerica Mid Cap Value Opportunities	—	49,149	(11,606)	(2,909)	(3,810)	30,824	2,606	2,927	4,523
Transamerica Small Cap Growth	—	39,193	(6,502)	(2,973)	(5,732)	23,986	3,634	472	2,156
Transamerica Small Cap Value	—	44,829	(8,197)	(7,350)	(5,246)	24,036	3,468	7,669	3,528

Total	$—	$844,541	$(264,588)	$(92,167)	$(53,759)	$434,027	47,594	$24,607	$38,291

(C)	Rate disclosed reflects the yield at July 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2055

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2055 (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 3